Finance income and finance costs - Summary of finance income and finance costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Finance Income Expense Explanatory [Abstract]
Finance income from equity accounted units	$ 4	$ 4	$ 7
Other finance income (including bank deposits, net investment in leases, and other financial assets)	137	296	242
Total finance income	141	300	249
Interest on:
Financial liabilities at amortised cost (excluding lease liabilities) and associated derivatives	(561)	(816)	(775)
Lease liabilities	(50)	(55)	(2)
Fair value movements:
Bonds designated as hedged items in fair value hedges	(284)	(185)	96
Derivatives designated as hedging instruments in fair value hedges	287	181	(73)
Loss on early redemption of bonds	0	0	(94)
Amounts capitalised	340	321	296
Total finance costs	$ (268)	$ (554)	$ (552)